Interim Condensed Consolidated Statement of Cash Flows $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Operating activities
Profit/(loss) for the period, net of tax	$ 23,411
Adjustments for:
Depreciation and amortization	1,467
Share-based payments expense	1,065
Share of profit of equity-accounted associates	(1,656)
Expected credit losses	332
Property and equipment write-off	313
Unwinding of discount on the put option liability	67
Change in fair value of share warrant obligations and other financial instruments	(6,692)
Interest income	(99)
Interest expense	43
Foreign exchange loss	781
Income tax expense	752
Adjustments to reconcile profit (loss)	19,784
Changes in working capital:
Decrease/(increase) in deferred platform commissions	2,631
Increase in deferred revenue	1,300
Increase in trade and other receivables	(2,970)
(Decrease)/increase in trade and other payables	(2,210)
Cash flows from (used in) operations	(1,249)
Income tax paid	(126)
Net cash flows generated from operating activities	18,409
Investing activities
Acquisition of intangible assets	(7)
Acquisition of property and equipment	(505)
Acquisition of subsidiary net of cash acquired	(50,022)
Investments in equity accounted associates	(16,586)
Loans granted	(9,936)
Net cash flows used in investing activities	(77,056)
Financing activities
Payments of lease liabilities	(634)
Interest on lease	(41)
Net cash flows used in financing activities	(675)
Net (decrease)/increase in cash and cash equivalents for the period	(59,322)
Cash and cash equivalents at the beginning of the year	142,802
Effect of changes in exchange rates on cash held	224
Cash and cash equivalents at the end of the year	$ 83,704